As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Air Freight & Logistics - 1.1%
FedEx Corp.	72,000	$6,621,120

Airlines - 1.9%
Delta Air Lines, Inc. (a)	805,000	7,977,550
Spirit Airlines Inc. (a)	148,000	2,970,360
		10,947,910
Auto Components - 0.7%
Genuine Parts Company	62,000	3,890,500

Beverages - 4.3%
The Coca-Cola Company	55,000	4,070,550
Constellation Brands, Inc. - Class A (a)	345,000	8,138,550
Dr Pepper Snapple Group, Inc.	203,000	8,162,630
PepsiCo, Inc.	67,000	4,445,450
		24,817,180
Biotechnology - 1.6%
Life Technologies Corporation (a)	188,000	9,178,160

Capital Markets - 5.3%
BlackRock, Inc.	35,000	7,171,500
The Charles Schwab Corporation	585,000	8,406,450
Legg Mason, Inc.	271,000	7,569,030
Morgan Stanley	378,000	7,423,920
		30,570,900
Chemicals - 1.8%
E. I. du Pont de Nemours & Company	201,000	10,632,900

Commercial Banks - 1.3%
U.S. Bancorp	245,000	7,761,600

Commercial Services & Supplies - 2.2%
ABM Industries Incorporated	12,909	313,689
Avery Dennison Corporation	275,000	8,285,750
Korn/Ferry International (a)	255,000	4,271,250
		12,870,689
Communications Equipment - 1.6%
Cisco Systems, Inc.	450,000	9,517,500

Computers & Peripherals - 2.3%
Apple Inc.	14,000	8,392,580
International Business Machines Corporation (IBM)	24,400	5,091,060
		13,483,640
Consumer Finance - 3.3%
American Express Company	108,000	6,248,880
Equifax, Inc.	193,000	8,542,180
Western Union Company	246,000	4,329,600
		19,120,660
Containers & Packaging - 2.4%
Sealed Air Corporation	419,000	8,090,890
Sonoco Products Company	183,000	6,075,600
		14,166,490

Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	199,000	9,150,020

Electronic Equipment & Instruments - 3.7%
Agilent Technologies, Inc.	165,000	7,344,150
Dolby Laboratories Inc. - Class A (a)	114,000	4,338,840
Thermo Fisher Scientific, Inc.	173,000	9,753,740
		21,436,730
Energy Equipment & Services - 1.2%
National Oilwell Varco Inc.	38,000	3,019,860
Schlumberger Limited (b)	60,000	4,195,800
		7,215,660
Health Care Equipment & Supplies - 9.3%
Baxter International Inc.	135,000	8,070,300
Becton, Dickinson and Company	92,000	7,143,800
CareFusion Corporation (a)	300,000	7,779,000
Covidien PLC (b)	150,000	8,202,000
DENTSPLY International Inc.	150,000	6,019,500
Stryker Corporation	145,000	8,044,600
Zimmer Holdings, Inc.	135,000	8,677,800
		53,937,000
Health Care Products - 1.2%
Johnson & Johnson	105,000	6,925,800

Health Care Providers & Services - 0.9%
Henry Schein, Inc. (a)	68,000	5,146,240

Hotels, Restaurants & Leisure - 1.5%
International Game Technology	514,000	8,630,060

Household Durables - 4.8%
Harman International Industries, Incorporated	285,000	13,340,850
Newell Rubbermaid Inc.	470,000	8,370,700
Snap-on Incorporated	102,000	6,218,940
		27,930,490
Household Products - 0.6%
Kimberly-Clark Corporation	50,000	3,694,500

Industrial Conglomerates - 4.0%
3M Co.	66,000	5,887,860
General Electric Company	354,000	7,104,780
Teleflex Incorporated	127,000	7,766,050
Tyco International Ltd. (b)	52,000	2,921,360
		23,680,050
Insurance - 0.9%
The Chubb Corporation	75,000	5,183,250

IT Services - 0.9%
Accenture PLC - Class A (b)	77,000	4,966,500

Machinery - 6.1%
Cummins Inc.	47,000	5,641,880
Dover Corporation	62,000	3,902,280
Ingersoll-Rand PLC - Class A (b)	217,000	8,972,950
Pentair, Inc.	177,000	8,426,970
The Timken Company	164,000	8,321,360
		35,265,440

Management Consulting Services - 1.4%
ABB Limited - ADR (b)	407,000	8,306,870

Media - 1.6%
The Walt Disney Company	210,000	9,193,800

Metals & Mining - 1.0%
Cliffs Natural Resources Inc.	50,000	3,463,000
Freeport-McMoRan Copper & Gold Inc.	55,000	2,092,200
		5,555,200
Multiline Retail - 1.6%
Macy's, Inc.	233,000	9,257,090

Office Electronics - 1.9%
Xerox Corporation	1,363,000	11,013,040

Oil & Gas - 3.2%
Apache Corporation	34,000	3,414,960
ConocoPhillips	85,000	6,460,850
Exxon Mobil Corporation	98,000	8,499,540
		18,375,350
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Incorporated	99,000	8,247,690

Restaurants - 2.1%
McDonald's Corporation	39,000	3,825,900
Ruby Tuesday, Inc. (a)	939,000	8,573,070
		12,398,970
Semiconductor & Semiconductor Equipment - 6.1%
Analog Devices, Inc.	195,000	7,878,000
Entegris Inc. (a)	420,000	3,922,800
Intel Corporation	455,000	12,790,050
Microsemi Corporation (a)	182,000	3,902,080
Teradyne, Inc. (a)	408,000	6,891,120
		35,384,050
Software - 2.1%
Microsoft Corporation	369,000	11,900,250

Specialty Retail - 7.8%
Ascena Retail Group, Inc. (a)	105,000	4,653,600
Bed Bath & Beyond, Inc. (a)	92,800	6,103,456
The Home Depot, Inc.	145,000	7,294,950
Lowe's Companies, Inc.	277,000	8,692,260
PetSmart, Inc.	77,000	4,405,940
Staples, Inc.	590,000	9,546,200
The TJX Companies, Inc.	110,000	4,368,100
		45,064,506
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. - Class B	27,000	2,927,880
VF Corporation	10,000	1,459,800
		4,387,680

TOTAL COMMON STOCKS (Cost $481,613,513)		565,825,485

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds (c) - 3.0%
Fidelity Institutional Money Market Portfolio - Class I, 0.22%	16,910,587	16,910,587
Invesco Short-Term Investments Trust
Liquid Assets Portfolio - Institutional Class, 0.16%	311,288	311,288

TOTAL SHORT-TERM INVESTMENTS (Cost $17,221,875)		17,221,875

TOTAL INVESTMENTS - 100.4%
(Cost $498,835,388)		583,047,360
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(2,486,007)
TOTAL NET ASSETS - 100.0%		$580,561,353

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$498,835,388
	Gross unrealized appreciation	$103,652,452
	Gross unrealized depreciation	(19,440,480)
	Net unrealized appreciation	$84,211,972

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Airlines - 1.1%
Spirit Airlines Inc. (a)	13,300	$266,931

Auto Components - 2.4%
Dorman Products, Inc. (a)	12,000	607,200

Beverages - 2.5%
Constellation Brands, Inc. - Class A (a)	26,000	613,340

Biotechnology - 2.6%
Life Technologies Corporation (a)	13,000	634,660

Capital Markets - 6.9%
Janus Capital Group Inc.	88,000	784,080
Legg Mason, Inc.	33,000	921,690
		1,705,770
Commercial Services & Supplies - 7.7%
ABM Industries Incorporated	1,100	26,730
Avery Dennison Corporation	24,000	723,120
Brady Corporation - Class A	14,000	452,900
Korn/Ferry International (a)	24,000	402,000
Team, Inc. (a)	10,000	309,500
		1,914,250
Computers & Peripherals - 1.5%
NCR Corporation (a)	17,000	369,070

Construction & Engineering - 2.5%
Aegion Corp. (a)	35,000	624,050

Consumer Services - 2.2%
Hillenbrand, Inc.	24,000	550,800

Containers & Packaging - 3.1%
Sealed Air Corporation	40,000	772,400

Electronic Equipment & Instruments - 5.2%
CTS Corporation	52,000	547,040
Measurement Specialties, Inc. (a)	22,000	741,400
		1,288,440
Health Care Equipment & Supplies - 3.6%
CareFusion Corporation (a)	16,000	414,880
DENTSPLY International Inc.	12,000	481,560
		896,440
Household Durables - 7.4%
Harman International Industries, Incorporated	25,000	1,170,250
Snap-on Incorporated	11,000	670,670
		1,840,920
Industrial Conglomerates - 6.2%
Standex International Corporation	14,000	576,660
Teleflex Incorporated	16,000	978,400
		1,555,060

Machinery - 4.6%
Columbus McKinnon Corporation (a)	30,000	488,700
The Timken Company	13,000	659,620
		1,148,320
Multiline Retail - 3.2%
Macy's, Inc.	20,000	794,600

Office Electronics - 4.1%
Xerox Corporation	125,000	1,010,000

Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	4,500	310,770

Professional Services - 1.2%
Mistras Group, Inc. (a)	12,000	285,840

Real Estate Management & Development - 3.3%
Jones Lang LaSalle, Incorporated	10,000	833,100

Restaurants - 5.8%
Ruby Tuesday, Inc. (a)	157,000	1,433,410

Semiconductor & Semiconductor Equipment - 9.6%
Entegris Inc. (a)	93,000	868,620
Microsemi Corporation (a)	38,000	814,720
Teradyne, Inc. (a)	42,000	709,380
		2,392,720
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	10,000	443,200
The Finish Line, Inc. - Class A	12,000	254,640
Stein Mart, Inc. (a)	60,000	396,000
		1,093,840
Textiles, Apparel & Luxury Goods - 4.6%
Maidenform Brands, Inc. (a)	19,000	427,690
Rocky Brands, Inc. (a)	53,000	721,330
		1,149,020

TOTAL COMMON STOCKS (Cost $21,063,919)		24,090,951

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds (b) - 2.8%
Fidelity Institutional Money Market Portfolio - Class I, 0.22%	275,709	275,709
Invesco Short-Term Investments Trust
Liquid Assets Portfolio - Institutional Class, 0.16%	408,378	408,378

TOTAL SHORT-TERM INVESTMENTS (Cost $684,087)		684,087

TOTAL INVESTMENTS - 99.7%
(Cost $21,748,006)		24,775,038
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		76,323
TOTAL NET ASSETS - 100.0%		$24,851,361

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$21,748,006
Gross unrealized appreciation	$4,267,524
Gross unrealized depreciation	(1,240,493)
Net unrealized appreciation	$3,027,031

 * Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2012

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$114,534,156	$-	$-	$114,534,156
Consumer Staples	28,511,680	-	-	28,511,680
Energy	25,591,010	-	-	25,591,010
Financials	67,162,340	-	-	67,162,340
Health Care	92,706,990	-	-	92,706,990
Industrials	104,687,149	-	-	104,687,149
Information Technology	102,277,570	-	-	102,277,570
Materials	30,354,590	-	-	30,354,590
Total Equity	565,825,485	-	-	565,825,485
Short-Term Investments	17,221,875	-	-	17,221,875
Total Investments in Securities	$583,047,360	$-	$-	$583,047,360

Strategic Opportunities Fund
Equity
Consumer Discretionary	$6,799,120	$-	$-	$6,799,120
Consumer Staples	613,340	-	-	613,340
Financials	2,538,870	-	-	2,538,870
Health Care	2,509,500	-	-	2,509,500
Industrials	5,486,721	-	-	5,486,721
Information Technology	5,060,230	-	-	5,060,230
Materials	1,083,170	-	-	1,083,170
Total Equity	24,090,951	-	-	24,090,951
Short-Term Investments	684,087	-	-	684,087
Total Investments in Securities	$24,775,038	$-	$-	$24,775,038

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRS").  ASU No. 2011-04 amends FASB Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title               /s/ Robert A. Olstein
Robert A. Olstein, President

Date      5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Robert A. Olstein
Robert A. Olstein, President

Date      5/29/12

By (Signature and Title)              /s/ Michael Luper
Michael Luper, Treasurer

Date      5/29/12